Pay vs Performance Disclosure $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 11,337,721	$ 1,456,671	$ 5,443,094	$ 4,281,474